Ordinary Shares	12 Months Ended
Dec. 31, 2024
Ordinary Shares
Ordinary Shares
16.	Ordinary Shares

The Company’s Board of Directors approved a share repurchase program on September 7, 2021, under which the Company was authorized to repurchase up to US$ 50,000 of its ordinary shares in the form of ADSs over the following 12 months. On September 8, 2022, the Company’s Board of Directors approved a new share repurchase program which authorized the Company to repurchase up to US$ 80,000 of its ordinary shares in the form of ADSs over the following 12 months. On September 6, 2023, the Company’s Board of Directors approved a new share repurchase program which authorized the Company to repurchase up to US$ 50,000 of its ordinary shares in the form of ADSs over the following 12 months. On September 3, 2024, the Company’s Board of Directors approved a new share repurchase program which authorized the Company to repurchase up to US$ 50,000 of its ordinary shares in the form of ADSs over the following 12 months. 7,074,834 ADSs (equivalent to 70,748,340 Class A ordinary shares) were repurchased during the year ended December 31, 2022 at a total consideration of RMB67,022. 30,323,622 ADSs (equivalent to 303,236,220 Class A ordinary shares) were repurchased during the year ended December 31, 2023 at a total consideration of RMB526,025. 12,356,600 ADSs (equivalent to 123,566,000 Class A ordinary shares) were repurchased during the year ended December 31, 2024 at a total consideration of RMB 106,979. The repurchased shares were presented as treasury stock, using the par value method on the consolidated balance sheets as of December 31, 2023 and 2024.

As of December 31, 2024, the Company has 3,624,773,740 shares issued and outstanding, including 2,822,868,761 Class A ordinary shares and 801,904,979 Class B ordinary shares.